Expense Example - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIP Asset Manager Growth Portfolio	Apr. 29, 2023 USD ($)
VIP Asset Manager Growth Portfolio - Service Class
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	966
VIP Asset Manager Growth Portfolio - Service Class 2
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	1,143
VIP Asset Manager Growth Portfolio - Initial Class
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	$ 847